Financial Instruments - Summary of Credit Risk Exposures of the Financial Assets, Which are Subject to ECL Assessment (Detail) - HKD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	$ 2,958,592	$ 2,646,297
Lifetime ECL (provision matrix) | Commission receivable from insurance brokerage | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	1,577	2,766
Lifetime ECL (provision matrix) | Financial instruments not credit-impaired [member] | Accounts receivable arising from the SpiderNet ecosystem solutions business | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	37,968	66,655
12-month ECL | Normal risk | Consideration receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	258,176
12-month ECL | Normal risk | Note receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	5,317	4,165
12-month ECL | Normal risk | Other receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	8,716	3,035
12-month ECL | Normal risk | Amount due from AMTD Group | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	2,522,653	2,138,708
12-month ECL | Normal risk | Fiduciary bank balances | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	11,669	14,548
12-month ECL | Aa3 | Cash and cash equivalents | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	$ 112,516	$ 416,420